Cover Page	Feb. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2024
Entity Registrant Name	INVENTRUST PROPERTIES CORP.
Entity Central Index Key	0001307748
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40896
Entity Tax Identification Number	34-2019608
Entity Address, Address Line One	3025 Highland Parkway
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	855
Local Phone Number	377-0510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false